Financial liabilities at fair value through profit or loss -Trading liabilities FVTPL (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trading Liabilities [Abstract]
Short Sold Positions	$ 580,802	$ 1,064,936
Total Liabilities	$ 580,802	$ 1,064,936